PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 2.5%
Boeing Co. (The)*	799,838	$141,571,326
General Electric Co.	462,907	77,208,259
		218,779,585
Automobiles 3.2%
Tesla, Inc.*	687,092	277,475,233
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc.*	300,777	121,122,898
Broadline Retail 9.4%
Amazon.com, Inc.*	3,395,630	744,967,266
MercadoLibre, Inc. (Brazil)*	42,161	71,692,251
		816,659,517
Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	73,683	42,192,359
Moody’s Corp.	173,591	82,172,772
		124,365,131
Consumer Staples Distribution & Retail 3.8%
Costco Wholesale Corp.	191,936	175,865,199
Walmart, Inc.	1,751,358	158,235,195
		334,100,394
Electrical Equipment 1.7%
Eaton Corp. PLC	249,961	82,954,557
Vertiv Holdings Co. (Class A Stock)	597,304	67,859,707
		150,814,264
Entertainment 6.4%
Netflix, Inc.*	391,762	349,185,306
Spotify Technology SA*	130,843	58,536,541
Walt Disney Co. (The)	1,314,041	146,318,466
		554,040,313

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services 4.4%
Mastercard, Inc. (Class A Stock)	433,756	$228,402,897
Visa, Inc. (Class A Stock)	498,800	157,640,752
		386,043,649
Ground Transportation 1.2%
Uber Technologies, Inc.*	1,698,011	102,424,023
Health Care Equipment & Supplies 2.2%
Dexcom, Inc.*	662,772	51,543,778
Edwards Lifesciences Corp.*	596,630	44,168,519
Intuitive Surgical, Inc.*	176,277	92,009,543
		187,721,840
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc. (Class A Stock)*	667,093	87,662,691
Flutter Entertainment PLC (United Kingdom)*	101,127	26,136,273
Hilton Worldwide Holdings, Inc.	354,098	87,518,862
Marriott International, Inc. (Class A Stock)	189,646	52,899,855
		254,217,681
Insurance 1.1%
Progressive Corp. (The)	386,027	92,495,929
Interactive Media & Services 9.6%
Alphabet, Inc. (Class A Stock)	923,639	174,844,862
Alphabet, Inc. (Class C Stock)	916,220	174,484,937
Meta Platforms, Inc. (Class A Stock)	827,823	484,698,645
		834,028,444
IT Services 0.8%
Snowflake, Inc. (Class A Stock)*	446,330	68,917,815
Media 1.1%
Trade Desk, Inc. (The) (Class A Stock)*	804,065	94,501,759
Pharmaceuticals 4.5%
AstraZeneca PLC (United Kingdom), ADR	806,084	52,814,624
Eli Lilly & Co.	285,806	220,642,232
Novo Nordisk A/S (Denmark), ADR	1,389,854	119,555,241
		393,012,097

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 16.3%
Advanced Micro Devices, Inc.*	678,545	$81,961,451
Analog Devices, Inc.	208,538	44,305,984
Broadcom, Inc.	2,079,174	482,035,700
NVIDIA Corp.	5,990,743	804,496,877
		1,412,800,012
Software 15.5%
Adobe, Inc.*	141,378	62,867,969
AppLovin Corp. (Class A Stock)*(a)	113,623	36,794,536
Cadence Design Systems, Inc.*	446,698	134,214,881
Crowdstrike Holdings, Inc. (Class A Stock)*	340,446	116,487,003
Datadog, Inc. (Class A Stock)*	518,748	74,123,902
Microsoft Corp.	1,450,736	611,485,224
Palo Alto Networks, Inc.*	311,252	56,635,414
Salesforce, Inc.	326,481	109,152,393
ServiceNow, Inc.*	140,473	148,918,237
		1,350,679,559
Specialty Retail 3.0%
Home Depot, Inc. (The)	151,833	59,061,519
Industria de Diseno Textil SA (Spain)	739,618	37,886,165
O’Reilly Automotive, Inc.*	84,087	99,710,365
TJX Cos., Inc. (The)	499,626	60,359,817
		257,017,866
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	2,039,618	510,761,140
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (Germany)	285,060	70,114,623

Total Long-Term Investments (cost $3,456,721,938)		8,612,093,772

Short-Term Investments 1.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	81,766,477	81,766,477

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $19,307,705; includes $19,302,900 of cash collateral for securities on loan)(b)(wb)	19,319,296	$19,307,705

Total Short-Term Investments (cost $101,074,182)		101,074,182

TOTAL INVESTMENTS 100.3% (cost $3,557,796,120)		8,713,167,954
Liabilities in excess of other assets (0.3)%		(28,287,142)

Net Assets 100.0%		$8,684,880,812

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,264,012; cash collateral of $19,302,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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